Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 1, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:          Trust for Advised Portfolios (the “Trust”)
File Nos. 333-108394 and 811-21422
Miller Opportunity Trust S000055730
Miller Income Fund S000055731

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Miller Opportunity Trust and Miller Income Fund, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 22, 2017, and filed electronically as Post-Effective Amendment No. 104 to the Trust’s Registration Statement on Form N‑1A on February 22, 2017.

If you have any questions, please do not hesitate to contact the undersigned at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios